Net Loss Per Share - Schedule of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Per Share [Abstract]
Net loss attributable to China Finance Online Co. Limited	$ (10,558,169)	$ (11,262,821)	$ (19,950,120)
Weighted average ordinary shares outstanding used in computing diluted net loss per share	115,060,781	114,687,282	113,883,030
Weighted average ordinary shares outstanding used in computing basic net loss per share	115,060,781	114,687,282	113,883,030
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.09)	$ (0.10)	$ (0.18)
- diluted	$ (0.09)	$ (0.10)	$ (0.18)